Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Stock option summary

	Number	Weighted average exercise
	of options	price

Balance, March 31, 2016, 2017 and 2018	850,000	$1.50

Information regarding stock options
	Number	Weighted average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2018	(years)	March 31, 2018

$1.50	850,000	4.5	850,000

Schedule of Fair value of Stock Options
	For the Fiscal Year Ended March 31,
	2016	2017	2018

Risk-free interest rate (1)	1.63% to 2.36%	N/A	N/A
Expected life (years) (2)	4.71 to 9.71	N/A	N/A
Expected dividend yield (3)	0%	N/A	N/A
Volatility (4)	73.63%	N/A	N/A
Fair value of options at grant date per share	$0.81 to $1.08	N/A	N/A